Note 18 - Corporate Administration (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about corporate administration [text block]
	2021	2020
Administration and office costs	$25,833	$27,203
Share-based compensation(1)	1,301	18,471
Corporate administration	$27,134	$45,674